LEASES - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Bottom of Range
Leases [Line Items]
Lessee, lease terms	3 years
Top of Range
Leases [Line Items]
Lessee, lease terms	29 years
Leasehold land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0